Reserves - Schedule of Outstanding PSUs and Bonus PSUs (Details) - PSUs	12 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure Of Reserves Within Equity [Line Items]
Number of units, Issued	282,036
Number of units, Ending Balance	282,036
Weighted average exercise price, Issued | $	$ 22.47